Description of Business, Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Generally Accepted Accounting Principles	Generally Accepted Accounting Principles These consolidated financial statements have been prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”).
Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements of the Company include the accounts of Lionsgate and its majority-owned and controlled subsidiaries. The Company reviews its relationships with other entities to identify whether it is the primary beneficiary of a variable interest entity (“VIE”). If the determination is made that the Company is the primary beneficiary, then the entity is consolidated.
All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs for investment in films and television programs; the allocations made in connection with the amortization of program rights; estimates of sales returns and other allowances and provisions for doubtful accounts; fair value of equity-based compensation; fair value of assets and liabilities for allocation of the purchase price of companies acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; and impairment assessments for investment in films and television programs, property and equipment, equity investments, goodwill and intangible assets. Actual results could differ from such estimates.

Reclassifications
Reclassifications
Certain amounts presented in prior years have been reclassified to conform to the current year’s presentation.
During the quarter ended June 30, 2018, the Company reorganized its operational reporting of the Television Production segment to include the production and licensing to Starz Networks of Starz original series (previously produced by and included in the Media Networks segment) and the ancillary market distribution of Starz original productions and licensed product (also previously included in the Media Networks segment).
As a result of the segment reorganization during the three months ended June 30, 2018, the Company has presented segment data herein in a manner that conforms to the revised segment structure. See Note 15 for segment information and further details, Note 3 for investment in films and television programs information, and Note 6 for goodwill.

Revenue Recognition
Revenue Recognition
Revenue from the theatrical release of feature films is recognized at the time of exhibition based on the Company's participation in box office receipts. Revenue from the sale of DVDs and Blu-ray discs in the retail market, net of an allowance for estimated returns and other allowances, is recognized on the later of receipt by the customer or “street date” (when it is available for sale by the customer). Under revenue sharing arrangements, including digital and electronic-sell-through ("EST") arrangements, such as download-to-own, download-to-rent, video-on-demand and subscription video-on-demand, revenue is recognized when the Company is entitled to receipts and such receipts are determinable. Revenues from television or digital licensing for fixed fees are recognized when the feature film or television program is available to the licensee for telecast. For television licenses that include separate availability “windows” during the license period, revenue is allocated over the “windows.” Revenue from sales to international territories are recognized when access to the feature film or television program has been granted or delivery has occurred, as required under the sales contract, and the right to exploit the feature film or television program has commenced. For multiple media rights contracts with a fee for a single film or television program where the contract provides for media holdbacks (defined as contractual media release restrictions), the fee is allocated to the various media based on the Company's assessment of the relative fair value of the rights to exploit each media and is recognized as each holdback is released. For multiple-title contracts with a fee, the fee is allocated on a title-by-title basis, based on the Company's assessment of the relative fair value of each title.
Programming revenue is recognized in the period during which programming is provided, pursuant to affiliation agreements. If an affiliation agreement has expired and our programming is continuing to be aired by the Distributor, revenue is recognized based on the terms of the expired agreement or the actual payment from the distributor, whichever is less. Payments to distributors for marketing support costs for which the Company does not receive a direct benefit are recorded as a reduction of revenue.
Cash payments received are recorded as deferred revenue until all the conditions of revenue recognition have been met. Long-term, non-interest bearing receivables are discounted to present value.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of cash deposits at financial institutions and investments in money market mutual funds.
Restricted Cash	Restricted Cash Restricted cash primarily consists of amounts that are contractually designated for certain theatrical marketing obligations.
Investment in Films and Television Programs and Program Rights
Investment in Films and Television Programs and Program Rights
Investment in Films and Television Programs: Investment in films and television programs includes the unamortized costs of completed films and television programs which have been produced by the Company or for which the Company has acquired distribution rights, libraries acquired as part of acquisitions of companies, films and television programs in progress and in development and home entertainment product inventory.
For films and television programs produced by the Company, capitalized costs include all direct production and financing costs, capitalized interest and production overhead. For the years ended March 31, 2018, 2017, and 2016, total capitalized interest was $7.9 million, $8.7 million, and $19.9 million, respectively. For acquired films and television programs, capitalized costs consist of minimum guarantee payments to acquire the distribution rights.
Costs of acquiring and producing films and television programs and of acquired libraries are amortized using the individual-film-forecast method, whereby these costs are amortized and participations and residuals costs are accrued in the proportion that current year’s revenue bears to management’s estimate of ultimate revenue at the beginning of the current year expected to be recognized from the exploitation, exhibition or sale of the films or television programs.
Ultimate revenue includes estimates over a period not to exceed ten years following the date of initial release of the motion picture. For an episodic television series, the period over which ultimate revenues are estimated cannot exceed ten years following the date of delivery of the first episode, or, if still in production, five years from the date of delivery of the most recent episode, if later. For titles included in acquired libraries, ultimate revenue includes estimates over a period not to exceed twenty years following the date of acquisition.
Investment in films and television programs is stated at the lower of amortized cost or estimated fair value. The valuation of investment in films and television programs is reviewed on a title-by-title basis, when an event or change in circumstances indicates that the fair value of a film or television program is less than its unamortized cost. During the years ended March 31, 2018 and 2017, the Company recorded impairment charges of $36.3 million and $22.7 million, respectively, on film and television programs. In determining the fair value of its films and television programs, the Company employs a discounted cash flows ("DCF") methodology that includes cash flows estimates of a film's ultimate revenue and costs as well as a discount rate. The discount rate utilized in the DCF analysis is based on the weighted average cost of capital of the Company plus a risk premium representing the risk associated with producing a particular film or television program. The fair value of any film costs associated with a film or television program that management plans to abandon is zero. As the primary determination of fair value is determined using a DCF model, the resulting fair value is considered a Level 3 measurement (see Note 10). Additional amortization is recorded in the amount by which the unamortized costs exceed the estimated fair value of the film or television program. Estimates of future revenue involve measurement uncertainty and it is therefore possible that reductions in the carrying value of investment in films and television programs may be required as a consequence of changes in management’s future revenue estimates.
Films and television programs in progress include the accumulated costs of productions which have not yet been completed.
Films and television programs in development include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects. Such costs are capitalized and, upon commencement of production, are transferred to production costs. Projects in development are written off at the earlier of the date they are determined not to be recoverable or when abandoned, or three years from the date of the initial investment.
Home entertainment product inventory consists of DVDs and Blu-ray discs and is stated at the lower of cost or market value (first-in, first-out method), and are included within other current assets on the consolidated balance sheet (see Note 18). Costs of DVDs and Blu-ray discs sales, including shipping and handling costs, are included in distribution and marketing expenses.
Program Rights: The cost of program rights for films and television programs (including original series) exhibited by the Media Networks segment are generally amortized on a title-by-title or episode-by-episode basis over the anticipated number of exhibitions or license period. The number of exhibitions is estimated based on the number of exhibitions allowed in the agreement (if specified) and the expected usage of the content. Certain other program rights are amortized to expense on a straight-line basis over the respective lives of the agreements. Programming rights may include rights to more than one exploitation window under its output and library agreements. For films with multiple windows, the license fee is allocated between the windows based upon the proportionate estimated fair value of each window which generally results in the majority of the cost allocated to the first window on newer releases.
The cost of original content in the Company's Media Networks reporting segment (see Note 15) is allocated between the pay television market and the ancillary revenue markets (e.g., home video, digital platforms, international television, etc.) based on the estimated relative fair values of these markets. The amount associated with the pay television market is reclassified from investment in film and television programs to program rights when the program is aired and the portion attributable to the ancillary markets remains in investment in films and television programs. All the costs of programming produced by the Media Networks segment and included in investment in films and television programs and program rights, net are classified as long term. Amounts included in program rights, other than internally produced programming, that are expected to be amortized within a year from the balance sheet date are classified as short-term.

Property and Equipment, net
Property and Equipment, net
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Distribution equipment	1 — 4 years
Computer equipment and software	2 — 5 years
Furniture and equipment	2 — 10 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Building	26 years
Land	Not depreciated

The Company periodically reviews and evaluates the recoverability of property and equipment. Where applicable, estimates of net future cash flows, on an undiscounted basis, are calculated based on future revenue estimates. If appropriate and where deemed necessary, a reduction in the carrying amount is recorded.

Investments
Investments
Investments include investments accounted for under the equity method of accounting, fair value method and cost method.
Equity Method Investments: The Company uses the equity method of accounting for investments in companies in which it has a minority equity interest and the ability to exert significant influence over operating decisions of the companies. Significant influence is generally presumed to exist when the Company owns between 20% and 50% of the voting interests in the investee, holds substantial management rights or holds an interest of less than 20% in an investee that is a limited liability partnership or limited liability corporation that is treated as a flow-through entity.
Under the equity method of accounting, the Company's share of the investee's earnings (losses), net of intercompany eliminations, are included in the "equity interest income (loss)" line item in the consolidated statement of income. The Company records its share of the net income or loss of certain other equity method investments (see Note 5) on a one quarter lag and, accordingly, during the years ended March 31, 2018, 2017, and 2016, the Company recorded its share of the income or loss generated by these entities for the years ended December 31, 2017, 2016 and 2015, respectively.
Profit Eliminations. The Company licenses theatrical releases and other films and television programs to certain equity method investments. A portion of the profits of these licenses reflecting the Company's ownership share in the venture are eliminated through an adjustment to the equity interest income (loss) of the venture. These profits are recognized as they are realized by the equity method investee through the amortization of the related asset, recorded on the equity method investee's balance sheet, over the license period.
Dividends and Other Distributions. Dividends and other distributions from equity method investees are recorded as a reduction of the Company's investment. Distributions received up to the Company's interest in the investee's retained earnings are considered returns on investments and are classified within cash flows from operating activities in the consolidated statement of cash flows. Distributions from equity method investments in excess of the Company's interest in the investee's retained earnings are considered returns of investments and are classified within cash flows provided by investing activities in the statement of cash flows.
Fair Value and Cost Method Investments: Investments in companies in which the Company does not have a controlling voting interest or over which it is unable to exert significant influence are generally accounted for at fair value if the investments are publicly traded. If the investment or security is not publicly traded, the investment is accounted for at cost because its fair value is not readily determinable. Fair value investments are considered available-for-sale by the Company. Unrealized gains and losses on investments, which are available-for-sale and accounted for at fair value, are reported net of tax in accumulated other comprehensive income or loss.
Impairments of Investments: The Company regularly reviews its investments for impairment, including when the carrying value of an investment exceeds its market value. If the Company determines that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include (i) the market value of the security in relation to its cost basis, (ii) the financial condition of the investee, and (iii) the Company’s intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.
For investments accounted for using the cost or equity method of accounting, the Company evaluates information available (e.g., budgets, business plans, financial statements, etc.) in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Company’s investment.

Intangible Assets
Intangible Assets
Intangible assets acquired in business combinations are recorded at the acquisition date fair value in the Company’s consolidated balance sheet. Identifiable intangible assets with finite lives are amortized over their estimated useful lives, and identifiable intangible assets with indefinite lives are not amortized, but rather are tested annually for impairment, or sooner when circumstances indicate that the intangible asset might be impaired. Amortizable intangible assets are tested for impairment utilizing an income approach based on undiscounted cash flows upon the occurrence of certain triggering events and, if impaired, are written down to fair value. The impairment test is performed at the lowest level of cash flows associated with the asset.

Goodwill
Goodwill
Goodwill represents the excess of acquisition costs over the tangible and intangible assets acquired and liabilities assumed in various business acquisitions by the Company. The Company has three reporting units with goodwill: Motion Pictures, Television Production and Media Networks. Goodwill is not amortized but is reviewed for impairment annually each fiscal year or between the annual tests if an event occurs or circumstances change that indicate it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value. The Company compares the fair value of each reporting unit to its carrying amount to determine if there is a potential goodwill impairment. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded based on the excess of the reporting unit's carrying value over its fair value. The Company performs its annual impairment test as of January 1 in each fiscal year. Based on the Company's qualitative assessments including, but not limited to, the results of the most recent quantitative impairment test, consideration of macroeconomic conditions, industry and market conditions, cash flows, and the Company's share price, the Company concluded that it is more likely than not that the fair value of our reporting units is greater than their carrying value.

Prints, Advertising and Marketing Expenses
Advertising and Marketing Expenses
The costs of prints, advertising and marketing expenses are expensed as incurred.
Certain of Starz’s affiliation agreements require Starz to provide marketing support to the distributor based upon certain criteria as stipulated in the agreements. Marketing support includes cooperative advertising and marketing efforts between Starz and its distributors such as cross channel, direct mail and point of sale incentives. Marketing support is recorded as an expense and not a reduction of revenue when Starz has received a direct benefit and the fair value of such benefit is determinable.
Advertising expenses for the year ended March 31, 2018 were $654.9 million (2017 — $588.8 million, 2016 — $470.2 million) which were recorded as distribution and marketing expenses.

Income Taxes and Government Assistance
Income Taxes
Income taxes are accounted for using an asset and liability approach for financial accounting and reporting for income taxes and recognition and measurement of deferred assets are based upon the likelihood of realization of tax benefits in future years. Under this method, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Valuation allowances are established when management determines that it is more likely than not that some portion or all of the net deferred tax asset, on a jurisdiction by jurisdiction basis, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
From time to time, the Company engages in transactions in which the tax consequences may be subject to uncertainty. Significant judgment is required in assessing and estimating the tax consequences of these transactions. In determining the Company’s tax provision for financial reporting purposes, the Company establishes a reserve for uncertain tax positions unless such positions are determined to be more likely than not of being sustained upon examination, based on their technical merits. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.
Government Assistance
The Company has access to government programs that are designed to promote film and television production and distribution in certain foreign countries. The Company also has access to similar programs in certain states within the U.S. that are designed to promote film and television production in those states.
Tax credits earned with respect to expenditures on qualifying film and television productions are included as an offset to investment in films and television programs when the qualifying expenditures have been incurred provided that there is reasonable assurance that the credits will be realized (see Note 18).

Foreign Currency Translation
Foreign Currency Translation
Monetary assets and liabilities denominated in currencies other than the functional currency are translated at exchange rates in effect at the balance sheet date. Resulting unrealized and realized gains and losses are included in the consolidated statements of income.
Foreign company assets and liabilities in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Foreign company revenue and expense items are translated at the average rate of exchange for the fiscal year. Gains or losses arising on the translation of the accounts of foreign companies are included in accumulated other comprehensive income or loss, a separate component of shareholders’ equity.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
Derivative financial instruments are used by the Company in the management of its foreign currency exposures. The Company’s policy is not to use derivative financial instruments for trading or speculative purposes.
The Company enters into forward foreign exchange contracts to hedge its foreign currency exposures on future production expenses denominated in various foreign currencies. The Company evaluates whether the foreign exchange contracts qualify for hedge accounting at the inception of the contract. The fair value of the forward exchange contracts is recorded on the consolidated balance sheets. Changes in the fair value of the foreign exchange contracts that are effective hedges are reflected in accumulated other comprehensive income or loss, a separate component of shareholders’ equity, and changes in the fair value of foreign exchange contracts that are ineffective hedges are reflected in the consolidated statements of income. Gains and losses realized upon settlement of the foreign exchange contracts that are effective hedges are amortized to the consolidated statements of income on the same basis as the production expenses being hedged.

Share-Based Compensation
Share-Based Compensation
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The fair value is recognized in earnings over the period during which an employee is required to provide service. See Note 12 for further discussion of the Company’s share-based compensation.

Net Income Per Share
Net Income Per Share
Basic net income per share is calculated based on the weighted average common shares outstanding for the period. Basic net income per share for the years ended March 31, 2018, 2017 and 2016 is presented below:

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions, except per share amounts)
Basic Net Income Per Common Share:
Numerator:
Net income attributable to Lions Gate Entertainment Corp. shareholders	$473.6	$14.8	$50.2
Denominator:
Weighted average common shares outstanding	208.4	165.0	148.5
Basic net income per common share	$2.27	$0.09	$0.34

Diluted net income per common share reflects the potential dilutive effect, if any, of the conversion of convertible senior subordinated notes under the "if converted" method. Diluted net income per common share also reflects share purchase options, including equity-settled share appreciation rights ("SARs"), restricted share units ("RSUs") and restricted stock using the treasury stock method when dilutive, and any contingently issuable shares when dilutive. Diluted net income per common share for the years ended March 31, 2018, 2017 and 2016 is presented below:

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions, except per share amounts)
Diluted Net Income Per Common Share:
Numerator:
Net income attributable to Lions Gate Entertainment Corp. shareholders	$473.6	$14.8	$50.2
Add:
Interest on convertible notes, net of tax	0.5	—	0.5
Numerator for diluted net income per common share	$474.1	$14.8	$50.7

Denominator:
Weighted average common shares outstanding	208.4	165.0	148.5
Effect of dilutive securities:
Conversion of notes	2.1	—	2.1
Share purchase options	7.5	3.5	3.1
Restricted share units and restricted stock	0.7	0.3	0.4
Contingently issuable shares	1.7	3.4	—
Adjusted weighted average common shares outstanding	220.4	172.2	154.1
Diluted net income per common share	$2.15	$0.09	$0.33

For the years ended March 31, 2018, 2017 and 2016, the outstanding common shares issuable presented below were excluded from diluted net income per common share because their inclusion would have had an anti-dilutive effect.

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Anti-dilutive shares issuable
Conversion of notes	—	5.2	4.0
Share purchase options	11.5	12.1	4.7
Restricted share units	0.2	0.6	0.2
Other issuable shares	1.2	1.2	0.6
Total weighted average anti-dilutive shares issuable excluded from diluted net income per common share	12.9	19.1	9.5

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Accounting Guidance Adopted in Fiscal 2018
Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities: In August 2017, the Financial Accounting Standards Board ("FASB") issued guidance which amends its hedge accounting model to enable entities to better portray their risk management activities in the financial statements. The amendments expand an entity's ability to hedge nonfinancial and financial risk components and reduce complexity in fair value hedges of interest rate risk. The new guidance eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The new guidance also eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness. The guidance is effective for the Company's fiscal year beginning April 1, 2019, with early adoption permitted. The Company adopted this new guidance in the fourth quarter of the fiscal year ended March 31, 2018, effective April 1, 2017, with no material impact on the Company's consolidated financial statements.
Employee Share-Based Payment Accounting: In March 2016, the FASB issued amended guidance related to employee share-based payment accounting. The Company adopted this new guidance effective April 1, 2017. The new guidance and the impact on the consolidated financial statements upon adoption are summarized as follows:

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Excess Tax Benefits and Tax Deficiencies: Effective on a prospective basis, excess tax benefits and deficiencies that arise when share-based awards vest or are settled are recognized in the income statement. In addition, the new guidance eliminates the requirement that excess tax benefits be realized (i.e., through a reduction in income taxes payable) before companies can recognize them. Under the previous guidance, the tax effects were recorded in additional paid-in capital, when realized. Historically, the Company has not recorded significant excess tax benefits, because such benefits have not been realized. Upon adoption, the Company recorded a cumulative-effect adjustment of $54.3 million in retained earnings for the net excess tax benefits not previously realized.

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Statement of Cash Flows Presentation: The new guidance requires presentation of excess tax benefits as an operating activity on the statement of cash flows rather than as a financing activity, and requires presentation of cash paid to a tax authority when shares are withheld to satisfy the employer's statutory income tax withholding obligation as a financing activity. The Company applied the change to the presentation of excess tax benefits as an operating activity on a retrospective basis; however, there was no impact to the statement of cash flows since there were no excess tax benefits in the consolidated statements of cash flows for the years ended March 31, 2017 and 2016. The Company has historically presented cash paid for shares withheld to satisfy employee taxes as a financing activity in the consolidated statements of cash flows, and accordingly there was no impact from adopting this aspect of the standard.

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Forfeitures: The new guidance provides for an election to account for forfeitures of share-based payments either by (1) recognizing forfeitures of awards as they occur or (2) estimating the number of awards expected to be forfeited and adjusting the estimate when it is likely to change (as is required under the previous guidance). As allowed by the standard, the Company elected to continue to estimate potential forfeitures.

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Statutory Withholding: The new guidance increases the amount companies can withhold to cover income taxes on awards without triggering liability classification for shares used to satisfy statutory income tax withholding obligations and requires application of a modified retrospective transition method. There was no material impact upon adoption related to this change.

Equity Method of Accounting: In March 2016, the FASB issued guidance that changes the requirements for equity method accounting when an investment qualifies for use of the equity method as a result of an increase in the investor’s ownership interest in or degree of influence over an investee. The guidance (i) eliminates the need to retroactively apply the equity method of accounting upon qualifying for such treatment, (ii) requires that the cost of acquiring the additional interest in an investee be added to the basis of the previously held interest and (iii) requires that unrealized holding gains or losses for available-for-sale equity securities that qualify for the equity method of accounting be recognized in earnings at the date the investment becomes qualified for use of the equity method of accounting. The Company adopted the new guidance effective April 1, 2017, with no material impact on the Company's consolidated financial statements.
Intra-Entity Transfers of Assets Other Than Inventory: In October 2016, the FASB issued guidance that will require the tax effects of intercompany transactions, other than sales of inventory, to be recognized when the transfer occurs, eliminating an exception under current U.S. GAAP in which the tax effects of intra-entity asset transfers are deferred until the transferred asset is sold to a third party or otherwise recovered through use. This guidance is effective for the Company's fiscal year beginning April 1, 2018, with early adoption permitted. Upon adoption, the cumulative-effect of the new standard is to be recorded as an adjustment to retained earnings. The Company adopted this guidance, effective April 1, 2017, and as a result, the Company recorded a cumulative-effect adjustment of $6.5 million in retained earnings for the tax effects (net benefit) of intra-entity transfers. Under the new guidance, the consolidated tax benefit in the year ended March 31, 2018 was $3.0 million lower, respectively, than would have been recorded under the previous guidance.
Accounting Guidance Not Yet Adopted
Revenue Recognition: In May 2014, the FASB issued an accounting standard update relating to the recognition of revenue from contracts with customers, which will supersede most current U.S. GAAP revenue recognition guidance, including industry-specific guidance. The new revenue recognition standard provides a five-step analysis of transactions to determine when and how revenue is recognized. In addition, this guidance requires new or expanded disclosures related to revenues recognized.
The new framework will become effective on April 1, 2018. The Company has elected the modified retrospective approach and will apply the new revenue standard beginning April 1, 2018.
The Company has completed its assessment of the changes required by the new guidance, and while the Company does not expect that the adoption will have a material impact on the Company's reported operating results, the impact of the Sales or Usage Based Royalties acceleration discussed below will depend on the timing and performance of film and television releases in future periods. Upon adoption of the new guidance, the Company will record an adjustment to retained earnings for the cumulative effect of open contracts as of April 1, 2018. The Company has not completed its final calculation of the cumulative effect adjustment to be recorded to retained earnings; however, the Company expects this adjustment to be an increase to retained earnings of less than $25 million. In addition, the Company has designed appropriate changes to the Company’s processes, systems and controls to support the recognition and disclosure requirements under the new standard.
The Company has identified certain significant areas in which the Company's revenue recognition is expected to change as compared with historical GAAP, as follows:
Sales or Usage Based Royalties:  The Company currently receives royalties from certain international distributors and other transactional digital distribution partners based on the sales made by these distributors after recoupment of a minimum guarantee, if applicable. The Company currently records these sales and usage based royalties after receiving statements from the licensee and/or film distributor. Under the new revenue recognition rules, revenues will be recorded based on best estimates available in the period of sales or usage. Accordingly, the timing of the revenue recognition will be accelerated; however, the Company will continue to have a consistent number of periods of sales or usage based royalties earned in each period, and therefore the impact of the new guidance will depend on the timing and performance of the titles released in those periods.
Renewals of Licenses of Intellectual Property:  Under the current guidance, when the term of an existing license agreement is extended, without any other changes to the provisions of the license, revenue for the renewal period is recognized when the agreement is renewed or extended. Under the new guidance, revenue associated with renewals or extensions of existing license agreements will be recognized as revenue when the license content becomes available under the renewal or extension. This change will impact the timing of revenue recognition as compared with current revenue recognition guidance. While revenues from renewal do occur, they are not a significant portion of our revenue and thus are not expected to have a material impact on our revenue recognition.
Licenses of Symbolic Intellectual Property: Certain intellectual property, such as brands, tradenames and logos, is categorized in the new guidance as symbolic. Under the new guidance, a licensee’s ability to derive benefit from a license of symbolic intellectual property is assumed to depend on the licensor continuing to support or maintain the intellectual property throughout the license term. Accordingly, under the new guidance, revenue from licenses of symbolic intellectual property is generally recognized over the corresponding license term. Therefore, the new guidance will impact the timing of revenue recognition as compared to current guidance. The Company does not currently have a significant amount of revenue from the license of symbolic intellectual property.
Non-Refundable Minimum Guarantees Applied Against Variable Fees Related to a Group of Films: Under the current guidance, when a licensing arrangement provides for a nonrefundable minimum guarantee that is applied against variable fees from a group of films on a cross-collateralized basis, revenue is deferred and recognized as the customer exhibits or exploits the film, on a film-by-film basis, based on the film's performance under the arrangement. Under the new guidance, the nonrefundable minimum guarantee associated with such a licensing arrangement will be allocated to the group of films and recognized as revenue on a film-by-film basis when the performance obligation for each film is met. This change is expected to accelerate the timing of revenue recognition under these licensing arrangements, as compared to the current guidance. The Company does not currently have a significant amount of revenue from these licensing arrangements.
Principal vs. Agent: The new standard includes new guidance as to how to determine whether the Company is acting as a principal, in which case revenue would be recognized on a gross basis, or whether the Company is acting as an agent, in which case revenues would be recognized on a net basis. The Company does not expect the new principal versus agent guidance to have a material impact (i.e., changing from gross to net recognition or from net to gross recognition) under its existing distribution arrangements.

Recognition and Measurement of Financial Instruments: In January 2016, the FASB issued new guidance that addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. Among other provisions, the new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. For investments without readily determinable fair values, entities have the option to either measure these investments at fair value or at cost adjusted for changes in observable prices minus impairment. The guidance is effective for the Company's fiscal year beginning April 1, 2018. Early adoption is not permitted, except for certain provisions relating to financial liabilities. Upon adoption of the new guidance, the Company will record a transition adjustment, expected to be approximately $3.2 million, to reclassify the unrealized gains recorded through March 31, 2018 for the Company's available-for-sale investments with a readily determinable fair market value (i.e., Next Games) from accumulated other comprehensive income (loss) to retained earnings. After adoption of the new guidance, changes in the fair value of the Company's available-for-sale investments with a readily determinable fair market value will be recognized in net income. The adoption of the new guidance will also impact the accounting for the Company's cost method investments, which will be measured at cost less any impairment, adjusted for observable price changes in orderly transactions in the investees' securities that are identical or similar to the Company's investments in the investee. The impact of this change will depend on the nature and extent of changes in observable prices, if any. See Note 5.
Accounting for Leases: In February 2016, the FASB issued guidance on accounting for leases which requires lessees to recognize most leases on their balance sheets for the rights and obligations created by those leases. The new guidance also requires additional qualitative and quantitative disclosures related to the nature, timing and uncertainty of cash flows arising from leases. The guidance is effective for the Company's fiscal year beginning April 1, 2019, with early adoption permitted, and is required to be implemented using a modified retrospective approach. The Company is currently evaluating the impact that the adoption of this new guidance will have on its consolidated financial statements.
Classification of Certain Cash Receipts and Cash Payments: In August 2016, the FASB issued guidance that clarifies how entities should classify certain cash receipts and payments on the statement of cash flows. The guidance primarily relates to the classification of cash flows associated with certain (i) debt transactions including debt prepayment or extinguishment costs, (ii) contingent consideration arrangements related to a business combination, (iii) insurance claims and policies, (iv) distributions from equity method investees and (v) securitization transactions. This guidance is effective for the Company's fiscal year beginning April 1, 2018, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.
Restricted Cash: In November 2016, the FASB issued guidance to clarify how entities should present restricted cash and restricted cash equivalents in the statement of cash flows.  The guidance requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows.  As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows.  The guidance will be applied retrospectively and is effective for the Company’s fiscal year beginning April 1, 2018, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.
Definition of a Business: In January 2017, the FASB issued guidance that changes the definition of a business for accounting purposes. Under the new guidance, an entity first determines whether substantially all of the fair value of a set of assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this threshold is met, the set of assets is not deemed to be a business. If the threshold is not met, the entity then evaluates whether the set of assets meets the requirement to be deemed a business, which at a minimum, requires there to be an input and a substantive process that together significantly contribute to the ability to create outputs. The guidance is effective on a prospective basis for the Company's fiscal year beginning April 1, 2018. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Stock Compensation - Scope of Modification Accounting: In May 2017, the FASB issued guidance which clarifies that an entity will not apply modification accounting to a share-based payment award if all of the fair value, vesting conditions, and classification of the modified award as an equity or liability instrument are the same immediately before and after the modification. The guidance will be applied prospectively, and is effective for the Company's fiscal year beginning April 1, 2018, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.